Summary of Significant Accounting Policies (Details) - USD ($) $ in Thousands	3 Months Ended			6 Months Ended		12 Months Ended
	Jun. 30, 2022	Mar. 31, 2022	Jun. 30, 2021	Jun. 30, 2022	Jun. 30, 2021	Dec. 31, 2021	Dec. 31, 2020
Property, Plant and Equipment [Line Items]
Depreciation expense	$ (1,285)		$ (125)	$ (1,826)	$ (250)	$ (684)	$ (287)
Equipment [Member]
Property, Plant and Equipment [Line Items]
Estimated useful lives	10 years	5 years				5 years
Machinery and Equipment [Member]
Property, Plant and Equipment [Line Items]
Estimated useful lives	15 years	5 years
Change In Useful Life Of Property Plant And Equipment [Member]
Property, Plant and Equipment [Line Items]
Depreciation expense	$ 117